NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 87.4%
	ASSET MANAGEMENT - 6.2%
18,000	Compass Diversified Holdings	$ 394,020
22,000	Sprott, Inc.	935,440
69,000	WisdomTree, Inc.	629,280
		1,958,740
	BANKING - 7.8%
15,500	Bar Harbor Bankshares	497,860
3,710	City Holding Company	441,453
12,000	NBT Bancorp, Inc.	573,000
12,460	QCR Holdings, Inc.	938,612
		2,450,925
	BEVERAGES - 0.4%
45,000	Farmer Bros Company(a)	135,450

	COMMERCIAL SUPPORT SERVICES - 7.8%
41,500	Hackett Group, Inc. (The)	1,260,770
35,000	Legalzoom.com, Inc.(a)	355,600
18,225	V2X, Inc.(a)	855,117
		2,471,487
	E-COMMERCE DISCRETIONARY - 4.2%
40,000	Liquidity Services, Inc.(a)	1,339,200

	ELECTRICAL EQUIPMENT - 9.4%
27,000	Allient, Inc.	671,760
53,000	LSI Industries, Inc.	979,970
6,400	OSI Systems, Inc.(a)	1,319,743
		2,971,473
	ENGINEERING & CONSTRUCTION - 5.7%
2,900	Comfort Systems USA, Inc.	1,053,657
6,300	VSE Corporation	746,550
		1,800,207
	GAS & WATER UTILITIES - 2.3%
63,000	Global Water Resources, Inc.	723,240

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 87.4% (Continued)
	HOME CONSTRUCTION - 4.2%
13,000	Champion Homes, Inc.(a)	$ 1,332,500

	HOUSEHOLD PRODUCTS - 2.3%
11,000	Central Garden & Pet Company(a)	388,190
11,000	Energizer Holdings, Inc.	338,030
		726,220
	INDUSTRIAL INTERMEDIATE PROD - 3.2%
10,500	AZZ, Inc.	1,009,155

	LEISURE FACILITIES & SERVICES - 5.2%
60,000	Lucky Strike Entertainment Corporation	640,800
22,400	Sphere Entertainment Company(a)	977,312
		1,618,112
	MACHINERY - 3.1%
5,600	Alamo Group, Inc.	979,888

	MEDICAL EQUIPMENT & DEVICES - 1.0%
4,675	Haemonetics Corporation(a)	306,213

	OIL & GAS PRODUCERS - 3.2%
5,900	Gulfport Energy Corporation(a)	1,001,820

	OIL & GAS SERVICES & EQUIPMENT - 6.7%
65,000	Helix Energy Solutions Group, Inc.(a)	560,300
100,000	ProPetro Holding Corporation(a)	844,000
24,200	Thermon Group Holdings, Inc.(a)	713,900
		2,118,200
	RESIDENTIAL REIT - 2.9%
49,561	UMH Properties, Inc.	938,190

	RETAIL - DISCRETIONARY - 3.0%
3,800	Boot Barn Holdings, Inc.(a)	465,234
21,817	Shoe Carnival, Inc.	483,028
		948,262

NORTH STAR SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 87.4% (Continued)
	SEMICONDUCTORS - 1.3%
7,392	Axcelis Technologies, Inc.(a)	$ 405,008

	SPECIALTY REIT - 2.5%
55,500	Postal Realty Trust, Inc., Class A	773,115

	STEEL - 1.2%
7,800	Commercial Metals Company	377,832

	TRANSPORTATION EQUIPMENT - 3.0%
27,000	Blue Bird Corporation(a)	948,780

	WHOLESALE - DISCRETIONARY - 0.8%
44,000	Hudson Technologies, Inc.(a)	253,440

	TOTAL COMMON STOCKS (Cost $17,041,585)	27,587,457

	SHORT-TERM INVESTMENTS — 12.5%
	MONEY MARKET FUNDS - 12.5%
3,943,226	First American Treasury Obligations Fund, Class X, 4.28% (Cost $3,943,226)(b)	3,943,226

	TOTAL INVESTMENTS - 99.9% (Cost $20,984,811)	$ 31,530,683
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	18,843
	NET ASSETS - 100.0%	$ 31,549,526

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 28, 2025.